Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Bank Premises, Furniture, Fixtures and Equipment
Note 5. Bank Premises, Furniture, Fixtures and Equipment
Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2018 and December 31, 2017:

	2018	2017
Land and buildings	$27,051,942	$27,610,855
Furniture, fixtures and equipment	6,012,214	15,954,422
	33,064,156	43,565,277
Less accumulated depreciation	13,346,851	22,993,726

Total	$19,717,305	$20,571,551
Certain items within furniture, fixtures and equipment were deemed to be fully depreciated and no longer in use and were purged from furniture, fixtures and equipment during 2018.
Depreciation expense for the years ended December 31, 2018, 2017 and 2016, respectively, was $936,632, $1,003,381, and $980,514.